Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

April 9, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Income Funds (the “Registrant”)
File No. 811-02071

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Information Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of four series of Delaware Group Equity Funds IV (each an “Acquired Fund”) with and into two series of the Registrant, one series of Delaware Group Equity Funds V and one series of Delaware Group Global & International Funds (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Special Situations Fund, a series of Delaware Group Equity Funds IV	Delaware Small Cap Value Fund, a series of Delaware Group Equity Funds V
Delaware International Fund, a series of Delaware Group Equity Funds IV	Delaware International Value Equity Fund, a series of Delaware Group Global & International Funds
Delaware Investment Grade Fund, a series of Delaware Group Equity Funds IV	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Fund for Income, a series of Delaware Group Equity Funds IV	Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds

This Registration Statement is being filed to register Class A, Class R6, and Institutional Class shares of the Delaware Corporate Bond Fund and Delaware High-Yield Opportunities Fund, each a series of the Registrant, that will be issued to shareholders of the Delaware Investment Grade Fund and Delaware Fund for Income, respectively, each a series of Delaware Group Equity Funds IV, in connection with the transfers of substantially all of the assets of each such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

April 9, 2021

Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on May 9, 2021 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Information Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Equity Funds V and Delaware Group Global & International Funds are each filing a registration statement on Form N-14 which contains the identical Prospectus/Information Statement.  Thus, while these three registrants today are filing three registration statements on Form N-14, there is only one form of Prospectus/Information Statement for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours, /s/ Taylor Brody Taylor Brody

cc:	Mimi Wang Macquarie Investment Management Jonathan M. Kopcsik Bruce G. Leto